(16) BORROWINGS (Details 3)	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
% of debt	100.00%	100.00%
IGP-M [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Accumulated variation	7.54%	(0.52%)
% of debt	45.00%	0.52%
TJLP [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Accumulated variation	6.72%	7.00%
% of debt	38.02%	31.38%
CDI [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Accumulated variation	6.40%	6.89%
% of debt	52.62%	59.49%
Others [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
% of debt	8.90%	8.60%